STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended		64 Months Ended	70 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2012
Net loss and comprehensive loss	$ (2,014,631)	$ (1,161,485)	$ (3,945,920)	$ (1,464,253)	$ (5,761,462)	$ (7,776,093)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Valuation of warrants		82,824	82,824	40,000	122,824	122,824
Valuation from stock option issuance	279,365	352,491	639,731	286,750	926,481	1,205,847
Shares issued in to settle contractual obligation			416,000		416,000	416,000
Common stock issued for services (value)		110,000	110,000		110,000	110,000
Depreciation expense	3,473	1,937	4,214		4,214	7,687
Changes in operating assets and liabilities
(Increase) in prepaid expenses	12,497	(5,040)	(46,330)	8,648	(56,624)	(44,127)
(Increase) in deposit	(213)	(7,695)	(10,906)	850	(10,906)	(11,119)
(Increase) in other assets	(64,877)	(13,584)	(34,335)		(34,335)	(99,212)
Increase (decrease) in accounts payable	202,264	90,711	35,399	54,941	96,323	298,587
Increase (decrease) in accrued expenses	375,573	(116,984)	(295,771)	287,810	71,625	447,198
Net cash used in operating activities	(1,206,549)	(666,825)	(3,045,094)	(785,254)	(4,115,860)	(5,322,408)
Cash flows from investing activities:
Cash used for furniture and equipment		(29,059)	(34,732)		(34,732)	(34,732)
Cash paid for mining interest	(542,420)	(29,765)	(31,608)	(72,511)	(129,119)	(671,539)
Net cash used in investing activities	(542,420)	(58,824)	(66,340)	(72,511)	(163,851)	(706,271)
Cash flows from financing activities:
Proceeds from related party note				150,000	150,000	150,000
Proceeds from issuance of common stock	318,296	4,992,389	4,992,388		6,027,388	6,345,681
Issue costs	(17,364)	(253,439)	(202,763)		(202,763)	(220,128)
Net cash provided by financing activities	300,929	4,738,950	4,789,625	150,000	5,974,625	6,275,553
Increase (decrease) in cash and cash equivalents	(1,448,040)	4,013,301	1,678,191	(707,765)	1,694,914	246,874
Initial cash and cash equivalents	1,694,914	16,723	16,723	724,488
Final cash and cash equivalents	246,874	4,030,024	1,694,914	16,723	1,694,914	246,874
Supplement Disclosures:
Cash paid for interest	82	120	169	189	403	486
Non-cash financing activities:
Common stock issued to settle related party note			150,000		150,000	150,000
Common stock issued to acquire mining interests	$ 1,860,000					$ 1,860,000